Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of accounts receivable

	December 31, 2014	December 31, 2013
Accounts receivable – trade	$54,733	$59,309
Accounts receivable – holdbacks	10,741	9,055
Accounts receivable – other	1,029	1,813
Allowance for doubtful accounts (note 15(d))	—	—
	$66,503	$70,177